Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Loss Per Share from Operations	The net loss from operations and the weighted average number of Ordinary Shares used in computing basic and diluted net loss per share for the six month periods ended June 30, 2024 and 2023, is as follows:
	Six-month period ended June 30,
	2024	2023
	Unaudited
Numerator:
Net loss	$(1,965)	$(782)
Deemed dividend related to trigger of down round protection feature resulting from completion of an IPO	-	(7)
Net basic loss	$(1,965)	$(789)
Change in fair value of derivative warrant liability	-	(36)
Change in fair value of convertible advanced investment	-	(269)
Net diluted loss	$(1,965)	$(1,094)

Denominator:
Ordinary shares used in computing basic net loss per share	14,815,174	9,411,251
Incremental ordinary shares to be issued upon exercise of derivative warrant liability	-	6,623
Incremental ordinary shares to be issued upon conversion of convertible advanced investments	-	461,759
Ordinary shares used in computing diluted net loss per share	14,815,174	9,879,633

Basic net loss per ordinary share	$(0.13)	$(0.08)
Diluted net loss per ordinary share	$(0.13)	$(0.11)